Income Taxes - Disclosure of Income Taxes Rate Reconciliation (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Income Tax [Abstract]
Loss before income taxes	$ 296,887	$ (263,429)
Applicable tax rate	26.50%	26.50%
Tax expense calculated using statutory rates	$ 78,676	$ (69,809)
Expenses not deductible (earnings not taxable)	926	(1,185)
Change in tax benefits not recognized	(79,602)	70,994
Deferred mining taxes	20,720	0
Deferred income tax expenses	$ 20,720	$ 0